FORWARD CONTRACT (Details)	12 Months Ended			1 Months Ended		12 Months Ended	24 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Aug. 31, 2010 Forward Contract USD ($)	Aug. 31, 2010 Forward Contract JPY (¥)	Dec. 31, 2011 Forward Contract USD ($)	Dec. 31, 2011 Forward Contract USD ($)
Forward contract
Amount deposited into bank					¥ 3,389,200,000
Amount deposited into bank				40,000,000
Term of fixed interest rate deposit				1 year	1 year
Expiration period of forward contract				1 year	1 year
Gain or loss from the change in fair value of forward contract			2,465,000			2,465,000	0
Foreign exchange loss	(3,552,000)	(454,000)	1,579,000			2,078,000
Interest income	$ 14,564,000	$ 6,456,000	$ 5,226,000			$ 1,209,000